Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2020
QDM Holdings Limited [Member]
Schedule of Earnings Per Share

Diluted earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period.

	March 31, 2020	March 31, 2019
	US$	US$
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(25,083)	(67,395)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	30,780	1,223

Loss per share attributable to ordinary shareholders —basic and diluted	(0.81)	(55.11)